Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments (unaudited)
September 30, 2024

	Shares	Value
Common Stocks – 94.9%
Diversified Financial Services – 1.4%
Mastercard Inc - Class A	23,443	$11,576,153
Visa Inc	15,527	4,269,149
		15,845,302
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp	195,168	12,717,147
Entertainment – 0.4%
Netflix Inc*	6,908	4,899,637
Hotels, Restaurants & Leisure – 2.3%
Booking Holdings Inc	3,267	13,760,996
DoorDash Inc - Class A*	85,347	12,181,577
		25,942,573
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Corp	25,157	2,982,111
Information Technology Services – 1.1%
GoDaddy Inc*	17,499	2,743,493
Shopify Inc*	117,879	9,446,823
		12,190,316
Interactive Media & Services – 5.4%
Alphabet Inc - Class C	209,280	34,989,523
Meta Platforms Inc - Class A	45,556	26,078,077
		61,067,600
Media – 0.3%
Trade Desk Inc*	28,659	3,142,459
Multiline Retail – 2.9%
Amazon.com Inc*	61,143	11,392,775
MercadoLibre Inc*	10,593	21,736,413
		33,129,188
Professional Services – 0.4%
Paylocity Holding Corp*	31,174	5,142,775
Real Estate Management & Development – 0.3%
CoStar Group Inc*	48,751	3,677,775
Road & Rail – 1.1%
Uber Technologies Inc*	173,045	13,006,062
Semiconductor & Semiconductor Equipment – 38.8%
Advanced Micro Devices Inc*	153,179	25,133,610
Analog Devices Inc	118,303	27,229,801
Applied Materials Inc	138,251	27,933,615
ASM International NV	7,391	4,848,526
ASML Holding NV	59,752	49,585,508
BE Semiconductor Industries NV	15,065	1,903,937
Broadcom Inc	105,840	18,257,400
KLA Corp	30,195	23,383,310
Lam Research Corp	27,021	22,051,298
Marvell Technology Inc	82,483	5,948,674
NVIDIA Corp	1,157,858	140,610,275
NXP Semiconductors NV	41,695	10,007,217
ON Semiconductor Corp*	66,518	4,829,872
Taiwan Semiconductor Manufacturing Co Ltd	2,265,000	68,523,535
Texas Instruments Inc	52,903	10,928,173
		441,174,751
Software – 32.2%
Adobe Inc*	8,837	4,575,622
Amplitude Inc - Class A*	204,340	1,832,930
Autodesk Inc*	42,405	11,681,729
Blackline Inc*	47,782	2,634,699
Cadence Design Systems Inc*	70,414	19,084,306
CCC Intelligent Solutions Holdings Inc*	1,454,042	16,067,164
Constellation Software Inc/Canada	11,845	38,540,265
Dynatrace Inc*	192,645	10,300,728
Guidewire Software Inc*	16,055	2,937,102
HubSpot Inc*	2,317	1,231,717
Intuit Inc	4,363	2,709,423
Lumine Group Inc*	191,032	4,463,959
Microsoft Corp	267,475	115,094,492
Nice Ltd (ADR)*	18,112	3,145,511

	Shares	Value
Common Stocks – (continued)
Software – (continued)
Oracle Corp	192,168	$32,745,427
Pagerduty Inc*	47,741	885,596
Procore Technologies Inc*	178,029	10,987,950
Rubrik Inc - Class A*	43,001	1,382,482
Salesforce.com Inc	59,242	16,215,128
ServiceNow Inc*	17,028	15,229,673
Synopsys Inc*	32,999	16,710,364
Tyler Technologies Inc*	22,751	13,280,214
Workday Inc - Class A*	93,132	22,762,392
Workiva Inc*	24,176	1,912,805
		366,411,678
Specialized Real Estate Investment Trusts (REITs) – 0.7%
Equinix Inc	8,536	7,576,810
Technology Hardware, Storage & Peripherals – 5.4%
Apple Inc	264,336	61,590,288
Wireless Telecommunication Services – 0.8%
T-Mobile US Inc	45,855	9,462,638
Total Common Stocks (cost $543,649,966)		1,079,959,110
Private Placements – 0.7%
Professional Services – 0.2%
Apartment List Inc*,¢,§	485,075	1,629,852
Software – 0.5%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Via Transportation Inc - private equity common shares*,¢,§	10,455	644,760
Via Transportation Inc - Series A*,¢,§	6,761	416,951
Via Transportation Inc - Series B*,¢,§	1,235	76,162
Via Transportation Inc - Series C*,¢,§	1,110	68,454
Via Transportation Inc - Series D*,¢,§	3,971	244,892
Via Transportation Inc - Series E*,¢,§	1,844	113,719
Via Transportation Inc - Series G-1*,¢,§	74,774	4,611,313
		6,176,251
Total Private Placements (cost $7,856,946)		7,806,103
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $141,055)	44,659	10,718
Investment Companies – 4.4%
Money Markets – 4.4%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $50,879,267)	50,868,895	50,879,069
Total Investments (total cost $602,527,234) – 100.0%		1,138,655,000
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(489,201)
Net Assets – 100%		$1,138,165,799

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$936,449,805	82.2%
Taiwan	68,523,535	6.0
Netherlands	56,337,971	5.0
Canada	52,451,047	4.6
Argentina	21,736,413	1.9
Israel	3,145,511	0.3
Singapore	10,718	0.0
Total	$1,138,655,000	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 4.4%
Money Markets - 4.4%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$27,625,032	$210,574,319	$(187,320,081)	$(2)	$(199)	$50,879,069	50,868,895	$1,189,124
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	-	38,611,876	(38,611,876)	-	-	-	-	7,508 ∆
Total Affiliated Investments - 4.4%
	$27,625,032	$249,186,195	$(225,931,957)	$(2)	$(199)	$50,879,069	50,868,895	$1,196,632

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2024 is $7,806,103, which represents 0.7% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$1,771,979	$1,629,852	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	451,970	644,760	0.1
Via Transportation Inc - Series A	12/2/21	292,278	416,951	0.0
Via Transportation Inc - Series B	12/2/21	53,389	76,162	0.0
Via Transportation Inc - Series C	12/2/21	47,985	68,454	0.0
Via Transportation Inc - Series D	12/2/21	171,666	244,892	0.0
Via Transportation Inc - Series E	12/2/21	79,716	113,719	0.0
Via Transportation Inc - Series G-1	11/4/21 - 2/2/23	3,402,793	4,611,313	0.4
Total		$7,856,946	$7,806,103	0.7%
The Portfolio has registration rights for certain restricted securities held as of September 30, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,079,959,110	$-	$-
Private Placements	-	-	7,806,103
Warrants	10,718	-	-
Investment Companies	-	50,879,069	-
Total Assets	$1,079,969,828	$50,879,069	$7,806,103

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments.
The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2024.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-35-70311 11-24